Subordinated Notes and Debentures (Summary of Subordinated Notes and Debentures) (Parenthetical) (Details) - CAD ($) $ in Billions		12 Months Ended
	Apr. 22, 2025	Oct. 31, 2025
4.859% subordinated debentures due March 4, 2031 [member] | Earliest Redemption Date March 4, 2026 to March 4, 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		3-month bankers’ acceptance rate
3.625% subordinated debentures due September 15, 2031 [member] | Earliest Redemption Date September 15, 2026 to September 15, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		5-year Mid-Swap Rate
5.146% Subordinated Debentures due Septemeber 10, 2034 [member] | Earliest Redemption Date September 15, 2026 to September 15, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		5-year U.S. Treasury Rate
2.058% subordinated debentures due September 25, 2036 [member] | Earliest Redemption Date September 25, 2030 to September 25, 2035 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	5-year Tokyo Overnight Average Rate
5.930% subordinated debentures due July 23, 2040 [member] | Earliest Redemption Date July 23, 2035 to July 23, 2040 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		3-month Bank Bill Swap Rate
3.105% subordinated debentures due April 22, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument principal amount repaid	$ 3
Interest rate (%)	3.105%	3.105%
Debt instrument percentage of principal amount redeemed	100.00%